Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements (Balance of and Changes in Deferred Reinsurance Losses) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 333,003	$ 362,347
Amortization expense	(40,105)	(24,353)
Other	(5)	(4,991)
Balance, end of period	292,893	333,003
Variable Annuities
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	254,577	274,415
Amortization expense	(31,057)	(14,847)
Other	(5)	(4,991)
Balance, end of period	223,515	254,577
Term Life
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	78,426	87,932
Amortization expense	(9,048)	(9,506)
Other	0	0
Balance, end of period	$ 69,378	$ 78,426